Property, plant, and equipment	12 Months Ended
Dec. 31, 2024
Property, plant, and equipment
Property, plant, and equipment

Note 5. Property, plant, and equipment

	January 1,				December 31,
(in thousands of euros)	2024	Increases	Decreases	Others	2024
Land	172	—	—	—	172
Buildings	3,470	—	—	—	3,470
Technical facilities, equipment and tooling	5,604	266	(155)	104	5,819
Other property, plant and equipment	1,536	26	(291)	—	1,271
Property, plant and equipment in progress	115	20	—	(115)	20
Right of use	8,943	421	—	83	9,446
Property, plant and equipment, gross	19,840	732	(446)	73	20,198
Depreciation and impairment of building	(2,286)	(1,070)	—	—	(3,357)
Depreciation and impairment of technical facilities, equipment and tooling	(4,676)	(860)	146	—	(5,390)
Depreciation and impairment of other property, plant and equipment	(1,271)	(97)	289	—	(1,078)
Depreciation and impairment of right of use	(2,480)	(2,851)	—	(37)	(5,368)
Depreciation and impairment	(10,714)	(4,878)	435	(37)	(15,193)
Property, plant and equipment, net	9,125	(4,146)	(10)	36	5,005

In 2024, the gross value of property, plant and equipment increased by €0.4 million mainly due to the recognition of the right of use related to the Fibroscans lease agreement for €0.4 million.

Depreciation and impairment increased by €4.5 million mainly due to the depreciation expense of €2.9 million of the right of use including €0.5 million due to an impairment of the right of use related to Fibroscan, and €1.5 million impairment expense of property, plant and equipment used in R&D activities.

	January 1,				December 31,
(in thousands of euros)	2023	Increases	Decreases	Others	2023
Land	172	—	—	—	172
Buildings	3,470	—	—	—	3,470
Technical facilities, equipment and tooling	5,457	210	(87)	24	5,604
Other property, plant and equipment	1,519	38	(44)	24	1,536
Property, plant and equipment in progress	65	98	—	(48)	115
Right of use	5,259	3,731	—	(46)	8,943
Property, plant and equipment, gross	15,941	4,076	(131)	(46)	19,840
Depreciation and impairment of buildings	(2,104)	(182)	—	—	(2,286)
Depreciation and impairment of technical facilities, equipment and tooling	(4,446)	(317)	86	—	(4,676)
Depreciation and impairment of other property, plant and equipment	(1,216)	(99)	44	—	(1,271)
Depreciation and impairment of right of use	(790)	(1,681)	0	(8)	(2,480)
Depreciation and impairment	(8,555)	(2,280)	130	(8)	(10,714)
Property, plant and equipment, net	7,385	1,797	(1)	(55)	9,125

In 2023, the gross value of property, plant and equipment increased by €3.9 million mainly due to the recognition of the new right of use related to the Fibroscans lease agreement for €3.7 million.

	January 1,				December 31,
(in thousands of euros)	2022	Increases	Decreases	Others	2022
Land	172	—	—	—	172
Buildings	3,407	86	(23)	—	3,470
Technical facilities, equipment and tooling	5,118	357	(18)	—	5,457
Other property, plant and equipment	1,422	97	—	—	1,519
Property, plant and equipment in progress	59	5	—	—	65
Right of use	143	5,109	—	7	5,259
Property, plant and equipment, gross	10,321	5,655	(41)	7	15,941
Depreciation and impairment of buildings	(1,931)	(196)	23	—	(2,104)
Depreciation and impairment of technical facilities, equipment and tooling	(4,091)	(355)	1	—	(4,446)
Depreciation and impairment of other property, plant and equipment	(1,087)	(128)	—	—	(1,216)
Depreciation and impairment of right of use	(14)	(776)	—	(0)	(790)
Depreciation and impairment	(7,124)	(1,455)	24	(0)	(8,555)
Property, plant and equipment, net	3,196	4,200	(17)	7	7,385

Changes during the period 2022 mainly correspond to the recognition of rights of use assets, notably the Fibroscans equipment leases for €5.1 million.